Investment in Salt Tequila USA, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Investment in Salt Tequila USA, LLC

Note 9 – Investment in Salt Tequila USA, LLC

On December 9, 2013, we entered into a marketing and distribution agreement with SALT Tequila USA, LLC (“SALT”) in Mexico for the manufacturing of our product line. The agreement was for a one-year term with an additional two-year renewal. On December 28, 2015, the agreement was extended through 2020. In the December 9, 2013 agreement, we received a 5% ownership interest in SALT, 12 months after the date of the agreement we received an additional 5% ownership interest in SALT, and 24 months after the date of the agreement we received an additional 5% interest, resulting in a total interest of 15% in SALT.

SALT also has sold product to an unrelated international alcohol distributor, American Spirits Exchange, for preliminary market testing in 9 of 16 states that they distribute to, that are government-controlled alcohol resellers. In 2019 we had no sales for SALT Tequila. On December 31, 2018, we created a Mexican subsidiary, Splash MEX SA DE CV (“Splash Mex”) for the exporting of SALT Tequila from Mexico to the USA, South and Central Americas. Splash Mex will also act as the manufacturing and distribution agent of TapouT in Central and South Americas. Applications for the appropriate licenses required for import and wholesale of alcohol in the USA have been completed for at the Federal and State levels. These licenses will permit direct alcohol sales to distributors and wholesalers thereby limiting the use of agents for importing SALT Tequila to the USA for distribution.

On March 26, 2020, we entered into a new amended stock sale and purchase agreement. The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to receive additional equity interest in Salt Tequila USA, LLC as follows:

●	Tranche 1 – 7.5%

●	Tranche 2 – 5.0%

●	Tranche 3 – 5.0%

●	Tranche 4 – 5.0%

Once all tranches are paid-out we will have a total equity stake of 37.5% of Salt Tequila USA, LLC.

During 2020, we paid the first tranche of $250,000 resulting in a total interest of 22.5%.

Note 9 – Investment in Salt Tequila USA, LLC

On December 9, 2013, we entered into a marketing and distribution agreement with SALT Tequila USA, LLC (“SALT”) in Mexico for the manufacturing of our SALT product line. The agreement was for a one-year term with an additional two-year renewal. On December 28, 2015, the agreement was extended through 2020. In the December 9, 2013 agreement, we received a 5% ownership interest in SALT, 12 months after the date of the agreement we received an additional 5% ownership interest in SALT, and 24 months after the date of the agreement we received an additional 5% interest, resulting in a total interest of 15% in SALT.

SALT also has product at a unrelated international alcohol distributor, American Spirits Exchange, for preliminary market testing in 9 of 16 states that they distribute to, that are government-controlled alcohol resellers. In 2019 we had no sales for SALT Tequila. On December 31, 2018, we created a Mexican subsidiary, Splash MEX SA DE CV (“Splash Mex”) for the exporting of SALT Tequila from Mexico to the USA, South and Central Americas. Splash Mex will also act as the manufacturing and distribution agent of TapouT in Central and South Americas. Applications for the appropriate licenses required for import and wholesale of alcohol in the USA have been completed for at the Federal and State levels. These licenses will permit direct alcohol sales to distributors and wholesalers thereby limiting the use of agents for importing SALT Tequila to the USA for distribution.

On March 26, 2020, we entered into an amended stock sale and purchase agreement. The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to additional equity interest in Salt Tequila USA, LLC as follows:

●	Tranche 1 – 7.5%

●	Tranche 2 – 5.0%

●	Tranche 3 – 5.0%

●	Tranche 4 – 5.0%

Once all tranches are paid-out we will have a total equity stake of 37.5% of Salt Tequila USA, LLC.

During 2020, we paid the first tranche of $250,000 resulting in a total interest of 22.5%.